SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended
	Jun. 09, 2021	Mar. 10, 2021	Feb. 01, 2021	Jan. 12, 2021	May 04, 2020	Jul. 30, 2021	Feb. 19, 2021	Jan. 25, 2021	Jan. 21, 2021	Apr. 15, 2021
Third 2020 Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 0.0185
Number of shares issued				10,887,819
Third 2020 Debenture [Member] | Principal [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted				$ 200,000
Third 2020 Debenture [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted				$ 1,425
First 2020 Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price								$ 0.0213
Number of shares issued								7,094,732
First 2020 Debenture [Member] | Principal [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								$ 150,000
Second 2020 Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 0.0208	$ 0.0213
Number of shares issued							7,252,634
Second 2020 Debenture [Member] | Principal [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted							$ 150,000	$ 100,000
Second 2020 Debenture [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted							$ 855	$ 10,411
Paycheck Protection Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount					$ 95,161				$ 117,487
Maturity date					May 06, 2022
Interest rate					1.00%				100.00%
Second 2021 Debenture [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted	$ 150,000
Debt Instrument, Convertible, Conversion Price	$ 0.0160
Number of shares issued	9,616,095
Accrued interest	$ 3,858
Conversion Price1	$ 0.0200
Subsequent Event [Member] | Third 2020 Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 0.0185
Subsequent Event [Member] | Third 2020 Debenture [Member] | Principal [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted				$ 200,000
Subsequent Event [Member] | Third 2020 Debenture [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted				$ 1,425
Subsequent Event [Member] | S And S Beverage [Member]
Subsequent Event [Line Items]
Acquisition Payments		$ 1,050,000
Subsequent Event [Member] | First 2020 Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price								$ 0.0213
Number of shares issued								7,094,732
Subsequent Event [Member] | Second 2020 Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price								$ 0.0213
Number of shares issued								5,183,613
Subsequent Event [Member] | Second 2020 Debenture [Member] | Principal [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								$ 100,000
Subsequent Event [Member] | Second 2020 Debenture [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								$ 10,411
Subsequent Event [Member] | Paycheck Protection Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount			$ 117,487
Maturity date			Feb. 01, 2026
Interest rate			1.00%
Subsequent Event [Member] | First 2021 Debenture [Member]
Subsequent Event [Line Items]
Principal amount										$ 900,000
Origination fees										41,000
Original issue discount										36,000
Structuring fee										5,000
Subsequent Event [Member] | Second 2021 Debenture [Member]
Subsequent Event [Line Items]
Principal amount										600,000
Original issue discount										$ 24,000
Subsequent Event [Member] | William J Stineman [Member]
Subsequent Event [Line Items]
Number of shares issued						3,000,000
Conversion Price1						$ 0.018
Issuance, Amount						$ 54,000
Subsequent Event [Member] | John Torrence [Member]
Subsequent Event [Line Items]
Number of shares issued						100,000
Conversion Price1						$ 0.018
Issuance, Amount						$ 1,800